Capital Stock (Details 3) - yr	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of range of exercise prices of outstanding share options [line items]
Expected option life (in years)	4.4	4.4	4.5
Risk free interest rate	1.40%		1.71%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	47.10%		80.44%
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk free interest rate		1.92%
Expected volatility		85.14%
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk free interest rate		2.04%
Expected volatility		93.72%